Securities and Exchange Commission

Washington, DC 20549

Notification of Redemption of Securities Pursuant to Rule 23c-2

Under the Investment Company Act of 1940

RMR PREFERRED DIVIDEND FUND

400 Centre Street, Newton, Massachusetts 02458

Securities Act File No. 333-123953

Investment Company Act File No. 811-21671

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)          Title of the class of securities to be redeemed:

Preferred shares, par value $.0001 per share (CUSIP 74963N208), liquidation preference of $25,000 per share, Series M (the “Preferred Shares”).

(2)          Date on which the securities are to be called or redeemed:

The Preferred Shares are to be redeemed on August 22, 2008.

(3)          Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Preferred Shares are to be redeemed in accordance with Section 11(a) of Part I of Article X of the Fund’s Amended and Restated Bylaws.

(4)          The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

160 outstanding Preferred Shares will be redeemed.  The issuer will redeem the Preferred Shares from the registered holders of such shares on a pro rata basis.

Please note that this notice serves only to disclose a proposed redemption of Preferred Shares.

Signature

Pursuant to the requirements of Rule 23c-2, RMR Preferred Dividend Fund has duly caused this Notification of Redemption of Securities Pursuant to Rule 23c-2 under the Investment Company Act of 1940 to be signed on its behalf by the undersigned thereto duly authorized in the Commonwealth of Massachusetts on this 18th day of July, 2008.

RMR Preferred Dividend Fund

By:	/s/ Adam D. Portnoy
	Name:	Adam D. Portnoy
	Title:	President